United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—51.1%
		Consumer Discretionary—6.9%
4,440		Adidas AG	$737,456
3,107	[1]	Amazon.com, Inc.	2,389,780
4,175	[1]	Apollo Education Group, Inc.	37,032
14,198		Aristocrat Leisure Ltd.	160,787
712	[1]	Asbury Automotive Group, Inc.	38,249
53,044		Barratt Developments PLC	345,941
737	[1]	Belmond Ltd.	8,232
2,904		Berkeley Group Holdings PLC	102,295
3,036		Bloomin' Brands, Inc.	59,323
75		Bob Evans Farms, Inc.	3,075
12,900		Bridgestone Corp.	443,816
2,025	[1]	Burlington Stores, Inc.	164,471
5,292	[1]	Caesars Entertainment Corp.	33,445
1,879		Caleres, Inc.	48,741
2,721		Callaway Golf Co.	31,074
387		Cato Corp., Class A	13,266
41,059	[1]	Clear Channel Outdoor Holdings, Inc., Class A	277,148
843		Clubcorp Holdings, Inc.	12,097
16,553		Comcast Corp., Class A	1,080,249
16,580		Compass Group PLC	314,475
3,291		Continental Ag	689,826
371		Cooper Tire & Rubber Co.	12,610
1,303		Core Mark Holding Co., Inc.	49,709
4,399	[1]	CROCs, Inc.	38,007
3,862		Dana Holding Corp.	55,690
862		Delphi Automotive PLC	60,909
4,582	[1]	Denny's Corp.	47,882
40,313		Dixons Carphone PLC	196,871
7,543		Dollarama, Inc.	557,356
686		Drew Industries, Inc.	69,869
287	[1]	Express, Inc.	3,395
5,638		Ferrari NV	271,940
1,007	[1]	G-III Apparel Group Ltd.	31,791
80,733		GKN PLC	330,578
681		GNC Holdings, Inc.	14,321
3,469	[1]	Gray Television, Inc.	38,957
42,300		Hakuhodo DY Holdings, Inc.	459,982
233		Harley Davidson, Inc.	12,279
127,202		Harvey Norman Holdings Ltd.	513,242
10,191		Home Depot, Inc.	1,366,817
9		Husqvarna AB, Class B	78
40	[1]	IRobot Corp.	1,594
114,453		ITV PLC	302,735
6,600		Iida Group Holdings Co. Ltd.	123,752

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
23,820		International Game Technology PLC	$543,811
4,500		Isuzu Motors Ltd.	51,851
720		Jack in the Box, Inc.	71,611
57,329		Kingfisher PLC	279,708
3,117		L Brands, Inc.	237,547
3,641	[1]	La Quinta Holdings, Inc.	42,054
1,953		La-Z-Boy, Inc.	52,087
19,253		Lagardere SCA	470,194
2,699		Lear Corp.	313,867
7,473		Lennar Corp., Class B	283,899
38,000		Li & Fung Ltd.	19,475
7,078	[1]	Liberty Broadband Corp., Class A	477,411
5,038	[1]	Liberty Broadband Corp., Class C	345,254
12,426	[1]	Liberty Interactive Corp., QVC Group	262,561
901	[1]	Liberty Media Group, Class C	19,155
761	[1]	Liberty Sirius Group, Class C	25,288
12,971		Linamar Corp.	535,299
11,030		Lowe's Cos., Inc.	844,457
2,057		Luxottica Group S.p.A	99,112
8,659	[1]	MGM Resorts International	206,864
1,257	[1]	MSG Networks, Inc.	21,972
6,897		Macy's, Inc.	249,533
15,173		Magna International, Inc.	611,016
801		Marriott Vacations Worldwide Corp.	61,757
7,885		McDonald's Corp.	911,979
17,300		McDonald's Holdings Co. (Japan), Ltd.	477,796
169		Meredith Corp.	8,964
13,700		Mitsubishi Motors Corp.	62,683
2,352	[1]	Mohawk Industries, Inc.	500,459
33	[1]	NVR, Inc.	55,664
3,852	[1]	NetFlix, Inc.	375,377
4,354		New York Times Co., Class A	56,341
933		Nexstar Broadcasting Group, Inc., Class A	49,188
67,500		Nissan Motor Co. Ltd.	663,141
1,870		Nutri/System, Inc.	53,893
1,672	[1]	Ollie's Bargain Outlet Holdings, Inc.	42,502
66,100		Panasonic Corp.	679,004
131		Pandora A/S	16,328
2,698	[1]	Party City Holdco, Inc.	46,999
9,531		Penske Automotive Group, Inc.	431,754
5,068		Persimmon PLC	121,954
1,319	[1]	Pinnacle Entertainment, Inc.	15,881
11,766		ProSiebenSat.1 Media SE	505,891
9,816		Realestate.com.au Ltd.	432,165
736,000		SJM Holdings Ltd.	462,041
65,600		Sands China Ltd.	256,865
13,900		Sankyo Co. Ltd.	482,693
8,900		Sega Sammy Holdings, Inc.	121,643
7,000		Sekisui House Ltd.	112,846

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
5,735	[1]	Sirius XM Holdings, Inc.	$23,743
1,839	[1]	Smith & Wesson Holding Corp.	51,768
1,536		Sonic Corp.	44,068
6,686		Starbucks Corp.	375,954
370		Sturm Ruger & Co., Inc.	22,677
5,893		TJX Cos., Inc.	456,354
55,355		Taylor Woodrow PLC	117,869
76	[1]	Tesla Motors, Inc.	16,113
2,573	[1]	Tile Shop Hldgs., Inc.	40,010
11,300		Toyota Motor Corp.	683,171
933	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	230,647
3,210		Vail Resorts, Inc.	508,560
1,153	[1]	Vista Outdoor, Inc.	45,912
6,390	[1]	Visteon Corp.	451,773
32,186		Vivendi SA	624,849
57		Volkswagen AG	8,285
18,461		WPP PLC	426,661
9,162		Walt Disney Co.	865,443
5,542		Whirlpool Corp.	990,023
3,300		Wynn Macau Ltd.	4,579
33,700		Yokohama Rubber Co. Ltd.	548,250
3,765	[1,2,3]	Zalando SE	144,247
		TOTAL	31,301,932
		Consumer Staples—4.1%
2,963		Alimentation Couche-Tard, Inc., Class B	152,804
12,092		Altria Group, Inc.	799,160
387		Andersons, Inc.	14,300
2,546		Anheuser-Busch InBev NV	315,650
4,694		Archer-Daniels-Midland Co.	205,409
17,302	[1]	Blue Buffalo Pet Products, Inc.	446,046
10,853		British American Tobacco PLC	674,537
8,369		CVS Health Corp.	781,665
1,004		Cal-Maine Foods, Inc.	46,124
807		Calavo Growers, Inc.	47,573
649		Church and Dwight, Inc.	64,524
12,001	[1]	Coca-Cola HBC AG	263,967
673		Colgate-Palmolive Co.	50,031
14,394		ConAgra Foods, Inc.	670,904
8,336		Coty, Inc., Class A	224,655
2,736		Dean Foods Co.	47,087
10,855		Diageo PLC	300,982
4,504		Energizer Holdings, Inc.	222,588
651		Estee Lauder Cos., Inc., Class A	58,089
599		Fresh Del Monte Produce, Inc.	34,844
1,002	[1]	Herbalife Ltd.	60,871
2,828	[1]	Imperial Brands PLC	148,547
3,584		Ingredion, Inc.	490,865
20,100		Japan Tobacco, Inc.	779,292
31,239	[1]	Koninklijke Ahold Delhaize NV	749,033

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
52		Lancaster Colony Corp.	$6,996
5,027		Marine Harvest ASA	77,664
10,626		Metro, Inc.	360,898
5,332		Molson Coors Brewing Co., Class B	545,570
495		Mondelez International, Inc.	22,285
3,345	[1]	Monster Beverage Corp.	514,762
18,277		Nestle SA	1,456,785
4,329		Nu Skin Enterprises, Inc.	250,562
15,047		Orkla ASA	137,727
3,774		PepsiCo, Inc.	402,874
1,623	[1]	Performance Food Group Co.	41,711
8,340		Philip Morris International, Inc.	833,416
10,675		Pilgrims Pride Corp.	246,379
6,456		Pinnacle Foods, Inc.	326,996
8,544		Procter & Gamble Co.	745,977
2,164		Reckitt Benckiser Group PLC	209,290
2,987		SABMiller PLC	172,591
77,544		Sainsbury (J) PLC	245,066
86		Sanderson Farms, Inc.	8,276
18,671		Saputo, Inc.	620,753
11,690	[1]	Sprouts Farmers Market, Inc.	263,376
10,638		Sysco Corp.	551,687
15,344		The Coca-Cola Co.	666,390
37,929		Treasury Wine Estates Ltd.	319,411
200		Tsuruha Holdings, Inc.	19,567
5,346		Tyson Foods, Inc., Class A	403,997
251	[1]	USANA, Inc.	34,322
2,796		Unilever N.V. - CVA	128,439
4,873		Unilever PLC	226,166
177		WD 40 Co.	20,948
10,036		Wal-Mart Stores, Inc.	716,972
224		Walgreens Boots Alliance, Inc.	18,079
424		Whole Foods Market, Inc.	12,881
121,862		William Morrison Supermarkets PLC	315,532
		TOTAL	18,573,892
		Energy—2.6%
679		Alon USA Energy, Inc.	5,554
6,535		Apache Corp.	324,790
160,334		BP PLC	899,740
2,170		CVR Energy, Inc.	31,660
15,180		Chevron Corp.	1,526,804
3,893		Delek US Holdings, Inc.	68,322
11,292		Diamond Offshore Drilling, Inc.	208,563
25,712		Exxon Mobil Corp.	2,240,544
2,479		Green Plains, Inc.	60,190
6,434		Halliburton Co.	276,726
70,500		Inpex Corp.	608,785
9,119	[1]	McDermott International, Inc.	47,692
5,091		Neste Oyj	211,895

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
7,082	[1]	Newfield Exploration Co.	$307,076
3,548		Nordic American Tanker Shipping Ltd.	36,403
515		OMV AG	14,433
10,258		PBF Energy, Inc.	224,650
111	[1]	PDC Energy, Inc.	7,370
3,297	[1]	Parsley Energy, Inc.	111,603
24,263		Petrofac Ltd.	265,508
16,173		QEP Resources, Inc.	308,904
14,643		RPC, Inc.	224,477
11		Repsol YPF SA	148
30,949		Royal Dutch Shell PLC, Class B	789,729
359		Schlumberger Ltd.	28,361
56,200		Showa Shell Sekiyu KK	479,501
10,440		Spectra Energy Corp.	371,873
11,833		Suncor Energy, Inc.	320,864
9,904		Technip SA	586,084
58,000		TonenGeneral Sekiyu KK	535,659
7,107		Total SA	339,179
2,224		Western Refining, Inc.	55,956
9,486		World Fuel Services Corp.	422,886
		TOTAL	11,941,929
		Financials—11.1%
22,900		AEON Mall Co. Ltd.	322,573
13,296		AGEAS	460,393
12,200		AIA Group Ltd.	76,853
2,520		ARMOUR Residential REIT, Inc.	56,045
34,675		AXA SA	730,249
6,587		Admiral Group PLC	177,617
15,595		Aegon N.V.	64,070
1,525		Alexander and Baldwin, Inc.	61,198
6,910		Allianz SE	1,028,160
8,238		Allied World Assurance Co. Holdings, Ltd.	334,133
8,100		Allstate Corp.	558,576
17,618		Ally Financial, Inc.	353,065
524	[1]	Ambac Financial Group, Inc.	9,505
2,748		American Capital Mortgage Investment Corp.	46,867
5,222		Ameriprise Financial, Inc.	527,840
197		Amerisafe, Inc.	11,822
122,000		Aozora Bank Ltd.	431,943
3,223		Apollo Commercial Real Estate Finance, Inc.	52,535
83		Argo Group International Holdings Ltd.	4,709
10,000		Ascendas Real Estate Investment Trust	17,948
3,714		Astoria Financial Corp.	56,824
5,480		BGC Partners, Inc., Class A	48,060
170,500		BOC Hong Kong (Holdings) Ltd.	594,761
2,515		Banc of California, Inc.	56,135
223		Banco Bilbao Vizcaya Argentaria SA	1,384
10,325		Banco Santander SA	46,208
2,224		Bancorpsouth, Inc.	55,378

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
12,144		Bank Hapoalim Ltd.	$65,130
18,000		Bank Kyoto	130,342
74,779	[1]	Bank Leumi Le-Israel	279,884
87,068		Bank of America Corp.	1,405,277
4,285		Bank of Montreal	284,207
5,469		Bank of Nova Scotia	291,132
25,363		Bankia SA	21,432
35,454		Barclays PLC	80,680
5,896	[1]	Berkshire Hathaway, Inc., Class B	887,289
1,038		Blackrock, Inc.	386,977
1,245	[1]	BofI Holding, Inc.	26,767
4,551		Boston Private Financial Holdings	58,617
11,348		Brixmor Property Group, Inc.	324,099
7,763		CIT Group, Inc.	286,299
4,001		CNO Financial Group, Inc.	65,016
30,554		CNP Assurances	492,461
3,173		CVB Financial Corp.	56,448
6,388		CYS Investments, Inc.	56,278
9,864		Canadian Imperial Bank of Commerce	783,012
5,493		Capstead Mortgage Corp.	54,491
193		Cash America International, Inc.	8,401
1,824		Cathay Bancorp, Inc.	57,310
89,000		Chiba Bank Ltd.	528,028
18,507		Citigroup, Inc.	883,524
3,264		Colony Capital, Inc., Class A	60,286
4,397		Commonwealth Bank of Australia, Sydney	237,178
196,680		Corp Mapfre Sa	533,352
58,337		Credit Agricole SA	553,174
7,300		Credit Saison Co. Ltd.	125,791
3,204		Crown Castle International Corp.	303,643
12,837		DDR Corp.	242,748
11,937		Danske Bank	351,007
665		Delta Lloyd NV	2,704
2,395		Deutsche Wohnen AG	90,161
62,098		Direct Line Insurance Group PLC	301,278
10,112		Discover Financial Services	606,720
3,778		DnB ASA	45,965
11,415	[1]	E*Trade Financial Corp.	301,128
3,772		Equity Lifestyle Properties, Inc.	292,443
4,814		Equity Residential Properties Trust	312,284
3,102		EverBank Financial Corp.	59,527
4,329		FNB Corp.	54,069
4,375	[1]	FNFV Group	56,394
2,848		First Midwest Bancorp, Inc.	55,735
121,000		Fukuoka Financial Group, Inc.	512,962
10,308		General Growth Properties, Inc.	300,375
35,756		General Property Trust Group	143,006
18,520		Gjensidige Forsikring ASA	318,160
1,352		Great Western Bancorp, Inc.	46,292

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
1,530		Great-West Lifeco, Inc.	$36,541
5,615		Groupe Bruxelles Lambert SA	493,199
1,826	[1]	HFF, Inc.	48,955
116,298		HSBC Holdings PLC	862,581
37,162		Hammerson PLC	284,305
4,821		Hannover Rueck SE	493,680
5,093		Hanover Insurance Group, Inc.	398,273
7,690		Hartford Financial Services Group, Inc.	315,828
9,117		Healthcare Trust of America, Inc.	307,608
2,739		Home Bancshares, Inc.	64,093
3,377	[1]	Hope Bancorp, Inc.	58,084
5,000		Hysan Development Co. Ltd.	24,145
3,480		ICAP PLC	20,219
7,248		Industrial Alliance Insurance & Financial Services, Inc.	258,328
3,112		InfraREIT, Inc.	58,817
638		Intact Financial Corp.	46,305
66,909		Intu Properties PLC	278,326
4,224		Invesco Mortgage Capital, Inc.	66,486
38,025		Investec PLC	225,923
5,458		Investors Bancorp, Inc., NEW	66,860
5,306	[1]	iStar Financial, Inc.	57,358
30,067		JPMorgan Chase & Co.	2,029,522
1,512		Janus Capital Group, Inc.	22,483
47,000		Joyo Bank, Ltd./The	186,929
1,027	[1]	Julius Baer Group Ltd.	43,122
383	[1]	KCG Holdings, Inc.	5,534
648		Kearny Financial Corp.	8,871
2,883		Kennedy-Wilson Holdings, Inc.	63,599
10,485		Kimco Realty Corp.	315,074
326		LegacyTexas Financial Group, Inc.	9,888
109,455		Legal & General Group PLC	303,687
52,642		LendLease Group	544,145
7,204		Lincoln National Corp.	346,008
53,000		Link REIT	385,298
124,229		Lloyds Banking Group PLC	97,209
6,934	[1]	MBIA, Inc.	55,888
6,500	[1]	MGIC Investment Corp.	52,585
6,672		Macquarie Group Ltd.	402,427
22,306		Manulife Financial Corp.	304,296
1,972	[1]	Marcus & Millichap Co., Inc.	51,371
10,012		MetLife, Inc.	434,521
2,912		Mid-American Apartment Communities, Inc.	273,699
320,832		Mirvac Group	559,881
4,000		Mitsubishi Estate Co. Ltd.	75,728
128,100		Mitsubishi UFJ Lease & Finance Co. Ltd.	601,335
18,047		Morgan Stanley	578,587
2,412		Morningstar, Inc.	200,365
20,819		NN Group NV	620,545
1,625		National Bank of Canada, Montreal	57,112

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
4,070	[1]	Nationstar Mortgage Holdings, Inc.	$64,632
4,853		New Residential Investment Corp.	69,641
25,000		New World Development Co. Ltd.	31,290
10,900		Nomura Real Estate Holdings, Inc.	177,847
260		Nomura Real Estate Master Fund, Inc.	429,082
77,411		Nordea Bank AB	756,065
3,841		Northwest Bancshares, Inc.	59,612
118,013		Old Mutual PLC	301,274
773		Old National Bancorp.	10,946
2,000		Oversea-Chinese Banking Corp. Ltd.	12,576
4,647		PNC Financial Services Group	418,695
1,261		Partners Group Holding AG	578,620
2,289		Pennymac Mortgage Investment Trust	34,884
13,448		Piedmont Office Realty Trust, Inc.	290,611
109,194		Platinum Asset Management Ltd.	439,187
9,514		Popular, Inc.	373,995
1,252		Primerica, Inc.	71,276
1,447		PrivateBancorp, Inc.	66,490
15,890		Progressive Corp. Ohio	517,378
5,749		ProLogis, Inc.	305,329
13,981		Prudential Corp. PLC	252,168
1,442		Public Storage	322,921
46,194		RSA Insurance Group PLC	301,380
4,193		Radian Group, Inc.	57,486
385		Raiffeisen Bank International AG	5,486
1,256		Re/Max Holdings, Inc.	52,300
3,752		Redwood Trust, Inc.	55,530
3,901		RenaissanceRe Holdings Ltd.	466,950
19,398		Royal Bank of Canada, Montreal	1,205,978
8,531		Sampo Oyj, Class A	365,915
95,355		Scentre Group	355,709
15,974		Scor Regroupe	471,053
38,844		Segro PLC	232,043
90,500		Seven Bank Ltd.	320,369
1,350		Simon Property Group, Inc.	290,884
66,143		Skand Enskilda BKN, Class A	645,987
4,749	[1]	Smart Real Estate Investment Trust	128,340
4,628		Societe Generale, Paris	168,723
20,427		Sprit Realty Capital, Inc.	270,658
3,013	[1]	St. Joe Co.	56,916
3,273		Sterling Bancorp	58,423
22,300		Sumitomo Mitsui Financial Group, Inc.	781,597
479		Sun Life Financial Services of Canada	15,114
16,800		Suntec Real Estate Investment	20,614
4,237		Svenska Handelsbanken AB - A Shares	54,630
12,421		Synchrony Financial	345,676
6,660		TCF Financial Corp.	97,569
14,144		TD Ameritrade Holding Corp.	464,843
2,313		Talmer Bancorp, Inc., Class A	53,800

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
15,475		The Bank of New York Mellon Corp.	$644,843
38,161		Three I Group	309,253
10,700		Tokyu Fudosan Holdings Corp.	59,650
19,282		Toronto-Dominion Bank	860,441
1,007		Trustmark Corp.	28,559
51,486		Two Harbors Investment Corp.	458,225
264		U.S. Bancorp	11,656
9,486		UBS Group AG	137,404
24,594		United Mizrahi Bank Ltd.	296,541
5,500		United Overseas Bank Ltd.	72,503
677		Universal Insurance Holdings, Inc.	16,776
4,139		Ventas, Inc.	300,781
2,316		Virtu Financial, Inc., Class A	37,774
694	[1]	Walker & Dunlop, Inc.	18,391
26,827		Wells Fargo & Co.	1,362,812
6,848		Westfield Corp.	52,484
3,673		Westpac Banking Corp. Ltd.	80,855
1,497		WisdomTree Investments, Inc.	15,718
		TOTAL	50,393,115
		Health Care—6.2%
6,555		AbbVie, Inc.	420,175
3,630	[1]	Actelion Ltd.	604,757
3,669		Aetna, Inc.	429,713
4,151	[1]	Agios Pharmaceuticals, Inc.	152,923
1,737	[1]	Alexion Pharmaceuticals, Inc.	218,619
7,300		Alfresa Holdings Corp.	136,408
1,761	[1]	Allergan PLC	413,025
487	[1]	Alnylam Pharmaceuticals, Inc.	34,017
1,021	[1]	Amedisys, Inc.	49,141
5,880		AmerisourceBergen Corp.	511,384
4,119		Amgen, Inc.	700,477
4,948		Anthem, Inc.	618,896
5,813		AstraZeneca PLC	375,306
6,385		Baxter International, Inc.	298,371
1,462		Bayer AG	156,551
3,537	[1]	BioMarin Pharmaceutical, Inc.	332,089
9,206		Bristol-Myers Squibb Co.	528,332
18,007		Bruker Corp.	402,637
2,009		CIGNA Corp.	257,674
9,354		CSL Ltd.	758,573
1,176	[1]	Cambrex Corp.	50,368
2,158	[1]	Catalent, Inc.	54,446
4,395	[1]	Celgene Corp.	469,122
940	[1]	Cepheid, Inc.	32,261
5,247		Cochlear Ltd.	554,892
68		Coloplast, Class B	5,179
1,052	[1]	Cynosure, Inc., Class A	54,799
4,736		Danaher Corp.	385,558
1,200	[1,4,5]	Dyax Corp., CVR	1,332

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,347	[1]	Emergent Biosolutions, Inc.	$35,898
6,262	[1]	Express Scripts Holding Co.	455,247
1,909	[1]	FibroGen, Inc.	33,045
334	[1]	Five Prime Therapeutics, Inc.	14,689
9,893		Fresenius SE & Co. KGaA	721,914
97		Galenica Holding AG	112,480
385	[1]	Genmab A/S	61,681
1,769	[1]	Genomic Health, Inc.	46,825
4,121		Gilead Sciences, Inc.	323,004
48,509		GlaxoSmithKline PLC	1,045,417
4,551	[1]	HCA Holdings, Inc.	343,828
315	[1]	HMS Holdings Corp.	6,870
1,606	[1]	Haemonetics Corp.	59,679
2,016	[1]	Halozyme Therapeutics, Inc.	19,757
1,692	[1]	Halyard Health, Inc.	61,673
9,300		Hisamitsu Pharmaceutical Co., Inc.	416,585
3,158		Humana, Inc.	564,366
1,438	[1]	INC Research Holdings, Inc., Class A	62,740
1,422	[1]	Impax Laboratories, Inc.	34,398
3,968	[1]	Incyte Genomics, Inc.	321,805
2,599	[1]	Intercept Pharmaceuticals, Inc.	385,458
9,052		Johnson & Johnson	1,080,266
7,414		Lilly (Eli) & Co.	576,438
1,452		Lonza AG	275,383
819	[1]	Magellan Health, Inc.	46,781
448		McKesson Corp.	82,710
8,100		Medipal Holdings Corp.	127,609
7,505	[1]	Medivation, Inc.	604,603
8,045		Medtronic PLC	700,156
16,326		Merck & Co., Inc.	1,025,110
1,854	[1]	Merit Medical Systems, Inc.	44,941
5,940	[1]	MiMedx Group, Inc.	43,006
12,300		Mitsubishi Tanabe Pharma Corp.	228,341
1,075	[1]	Natus Medical, Inc.	41,828
11,951		Novartis AG - REG	940,678
15,893		Novo Nordisk A/S, Class B	746,066
1,066	[1]	Nxstage Medical, Inc.	24,369
755	[1]	Omnicell, Inc.	28,373
1,213	[1]	PRA Health Sciences, Inc.	61,317
1,058	[1]	Parexel International Corp.	71,976
32,643		Pfizer, Inc.	1,135,976
1,992	[1]	PharMerica Corp.	50,318
13,582	[1]	Premier, Inc.	429,870
952	[1]	Press Ganey Holdings, Inc.	38,356
97	[1]	Prestige Brands Holdings, Inc.	4,669
5,766	[1]	Qiagen NV	152,857
4,038		Quality Systems, Inc.	47,527
5,982	[1]	Quintiles Transnational Holdings, Inc.	462,409
748	[1]	Regeneron Pharmaceuticals, Inc.	293,627

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,837	[1]	Repligen Corp.	$56,929
8,595		Roche Holding AG-GENUSSCHEIN	2,097,458
4,836		Sanofi	373,321
3,300		Shionogi and Co.	147,460
7,567		Shire PLC	472,631
2,586	[1]	Supernus Pharmaceuticals, Inc.	55,289
152	[1]	Surgical Care Affiliates, Inc.	6,270
6,964		UnitedHealth Group, Inc.	947,452
1,350	[1]	VCA, Inc.	95,593
420	[1]	Wellcare Health Plans, Inc.	47,334
64	[1]	Wright Medical Group NV	1,585
110	[1]	Zafgen, Inc.	329
		TOTAL	27,801,595
		Industrials—6.8%
1,895		AAR Corp.	46,636
14,910		ABB Ltd.	323,410
736		ABM Industries, Inc.	28,284
3,953	[1]	AECOM	121,871
813	[1]	AMERCO	279,436
2,147		Actuant Corp.	51,163
9,422		Alaska Air Group, Inc.	636,268
33,062		Alfa Laval	513,099
10,389		Allison Transmission Holdings, Inc.	288,191
49,600		Amada Co.	519,328
1,040		Andritz AG	53,151
16,000		Asahi Glass Co. Ltd.	101,902
19,422		Ashtead Group PLC	323,385
54,261		BAE Systems PLC	383,960
8,122	[1]	BWX Technologies, Inc.	315,215
3,026	[1]	Babcock & Wilcox Enterprises, Inc.	49,475
12,997		Boskalis Westminster N.V.	465,002
14,535		Bouygues SA	461,498
787		Brady (W.H.) Co.	26,357
135		Brenntag AG	7,349
124	[1]	Brookfield Business Partners LP	2,839
290	[1]	Builders Firstsource, Inc.	3,985
9,951		Bunzl PLC	308,244
11,269		CIMIC Group Ltd.	250,953
11,443		Canadian National Railway, Co.	735,322
10,146		Capita PLC	137,927
2,276	[1]	Continental Building Product, Inc.	50,550
4,894		DSV, De Sammensluttede Vognmad AS	243,121
44,000		Dai Nippon Printing Co. Ltd.	447,862
9,424		Delta Air Lines, Inc.	346,332
40,088		Deutsche Lufthansa AG	466,978
22,786		Deutsche Post AG	721,802
2,237	[1]	DigitalGlobe, Inc.	60,600
20,592		Edenred	449,125
701		EnPro Industries, Inc.	37,784

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
4,300		Fanuc Ltd.	$733,550
1,642		Geberit International AG	716,320
2,074		General Dynamics Corp.	315,704
46,794		General Electric Co.	1,461,845
22,846		Grupo Ferrovial, S.A.	450,255
388		HNI Corp.	21,666
1,341	[1]	Hawaiian Holdings, Inc.	63,000
3,624		Heico Corp., Class A	206,133
1,881		Hillenbrand, Inc.	60,474
3,999		Hochtief AG	537,832
3,252		Huntington Ingalls Industries, Inc.	537,133
998,700		Hutchison Port Holdings TR-U	428,039
3,809		Illinois Tool Works, Inc.	452,700
5,657		Ingersoll-Rand PLC	384,619
829		Insperity, Inc.	54,341
2,275		Interface, Inc.	40,222
1,296	[1]	International Consolidated Airlines Group SA	6,516
5,758		Intertek Group PLC	264,567
29,400		JGC Corp.	466,872
3,600		Japan Airlines Co. Ltd.	109,622
295	[1]	Jet Blue Airways Corp.	4,705
57,000		Kamigumi Co. Ltd.	494,056
2,140		Knoll, Inc.	56,624
167		Kone Corp. OYJ, Class B	8,385
16,419		Koninklijke Philips NV	477,347
1,364		Korn/Ferry International	32,518
561		Kuehne & Nagel International AG - Reg	78,363
3,206		L-3 Communications Holdings, Inc.	477,117
2,105		Lennox International, Inc.	339,052
247	[1]	MOOG, Inc., Class A	14,571
3,856	[1]	MRC Global, Inc.	56,567
315		MSA Safety, Inc.	18,349
16,230	[1]	Manitowoc Foodservice, Inc.	261,790
2,797		Manitowoc, Inc.	13,705
6,581		Manpower Group, Inc.	470,278
18,665		Masco Corp.	662,234
2,433	[1]	Mastec, Inc.	71,652
4,872	[1]	Meritor, Inc.	54,323
2,791	[1]	Milacron Holdings Corp.	48,201
1,844		Miller Herman, Inc.	66,513
1,842		Mueller Industries, Inc.	63,659
5,042		Mueller Water Products, Inc.	60,958
1,854	[1]	NOW, Inc.	38,267
1,027		NWS Holdings Ltd.	1,832
3,327	[1]	Orbital ATK, Inc.	250,956
9,482		Osram Licht AG	496,735
5,788		Owens Corning, Inc.	317,877
738		Prysmian S.p.A	18,268
33,086	[1]	Qantas Airways Ltd.	80,609

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
10,011		Randstad Holdings N.V.	$473,391
3,263		Raytheon Co.	457,244
20,222		Relx PLC	384,272
20,890		Rexel SA	335,981
2,757	[1]	Rexnord Corp.	60,957
33,064		Rolls-Royce Holdings PLC	334,627
36,522		Royal Mail PLC	246,745
5,854		SNC-Lavalin Group, Inc.	249,534
2,728		Schindler Holding AG	513,748
6,600		Sembcorp Industries Ltd.	13,136
111,700		Sembcorp Marine Ltd.	104,224
1,435		Siemens AG	171,374
11,400		Singapore Technologies Engineering Ltd.	26,958
3,022		Skf B	50,888
2,051		SkyWest, Inc.	57,900
716		Smith (A.O.) Corp.	69,080
18,158		Smiths Group PLC	320,294
14,493		Southwest Airlines Co.	534,502
2,487		Stanley Black & Decker, Inc.	307,766
3,010		Steelcase, Inc., Class A	44,969
106,000		Sumitomo Heavy Industries	521,296
2,121	[1]	Swift Transportation Co.	39,472
61,000		Tokyu Corp.	455,568
4,984		Toro Co.	484,196
8,495	[1]	TransUnion	280,250
2,864	[1]	TriMas Corp.	54,932
186	[1]	TrueBlue, Inc.	4,064
1,828		Union Pacific Corp.	174,629
5,213		United Parcel Service, Inc.	569,364
2,247	[1]	Univar, Inc.	46,490
3,884		Vestas Wind Systems A/S	323,357
7,815		Volvo AB	83,961
9,202		West Japan Railway Co.	527,183
4,893		Wolters Kluwer NV	205,655
8,969		Xylem, Inc.	456,163
4,100		Yangzijiang Shipbuilding Holdings Ltd.	2,298
6,906		Zardoya Otis SA	65,174
		TOTAL	30,656,967
		Information Technology—6.5%
1,166	[1]	8x8, Inc.	15,473
2,495	[1]	ACI Worldwide, Inc.	47,655
2,284		AVG Technologies NV	56,780
195		Accenture PLC	22,425
7,124		Activision Blizzard, Inc.	294,720
1,734	[1]	Adobe Systems, Inc.	177,406
1,478	[1]	Advanced Energy Industries, Inc.	64,958
11,477	[1]	Advanced Micro Devices, Inc.	84,930
1,507	[1]	Alliance Data Systems Corp.	308,302
1,680	[1]	Alphabet, Inc., Class A	1,326,948

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
1,806	[1]	Alphabet, Inc., Class C	$1,385,292
8,429	[1]	Amkor Technology, Inc.	76,704
27,136		Apple, Inc.	2,879,130
32,896		Applied Materials, Inc.	981,617
54,051	[2,3]	Auto Trader Group PLC	265,470
3,970	[1]	Bankrate, Inc.	31,125
2,291	[1]	Benchmark Electronics, Inc.	55,259
229	[1]	Benefitfocus, Inc.	9,249
7,458	[1]	Black Knight Financial Services, Inc.	291,011
1,971		Broadcom Ltd.	347,724
45,000		Brother Industries Ltd.	756,414
16,946		CSRA, Inc.	430,259
981	[1]	CalAmp Corp.	14,303
367	[1]	Cavium, Inc.	20,441
1,379	[1]	Check Point Software Technologies Ltd.	105,824
21,228		Cisco Systems, Inc.	667,408
9,732		Computer Sciences Corp.	457,793
1,445	[1]	Cornerstone OnDemand, Inc.	63,464
23,614		EMC Corp. Mass	684,570
6,226		EarthLink Network, Inc.	39,660
16,405	[1]	eBay, Inc.	527,585
4,106	[1]	Endurance International Group Holdings, Inc.	32,643
642	[1]	Entegris, Inc.	10,940
49,455		Ericsson LM, Class B	352,368
3,309		Evertec, Inc.	56,452
4,285		FEI Co.	456,224
16,593	[1]	Facebook, Inc.	2,092,709
3,900	[1]	Fairchild Semiconductor International, Inc., Class A	77,610
3,029	[1]	Finisar Corp.	64,154
1,318	[1]	Gigamon, Inc.	58,256
163,600		GungHo Online Entertainment, Inc.	389,297
8,301	[1]	HP, Inc.	119,285
2,848	[1]	Infoblox, Inc.	61,118
13,392		Ingram Micro, Inc., Class A	468,184
11,328		Intel Corp.	406,562
763		InterDigital, Inc.	54,486
936		International Business Machines Corp.	148,712
4,589	[1]	InvenSense, Inc.	34,142
7,777		KLA-Tencor Corp.	538,635
45,300		Konica Minolta, Inc.	408,704
3,394		Lam Research Corp.	316,728
6,913		Linear Technology Corp.	402,613
1,036	[1]	Macom Technology Solutions Holdings, Inc.	42,683
7,841	[1]	Manhattan Associates, Inc.	474,537
1,280		Mastercard, Inc., Class A	123,686
1,194	[1]	MaxLinear, Inc.	22,889
2,717		Mentor Graphics Corp.	65,235
298	[1]	Microsemi Corp.	11,908
27,994		Microsoft Corp.	1,608,535

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
10,800		Mixi, Inc.	$382,698
12,116		NVIDIA Corp.	743,195
407	[1]	NXP Semiconductors NV	35,824
703	[1]	Netgear, Inc.	40,071
106,000		Nippon Electric Glass Co. Ltd.	532,643
6,427		Oracle Corp.	264,921
8,302	[1]	PayPal Holdings, Inc.	308,419
4,438	[1]	Polycom, Inc.	55,209
1,785	[1]	Progress Software Corp.	51,783
1,076		Qualcomm, Inc.	67,863
1,584	[1]	Rovi Corp.	32,425
1,621		SAP SE	142,695
73,822		STMicroelectronics N.V.	553,172
3,790	[1]	Salesforce.com, Inc.	301,002
1,041		Science Applications International Corp.	66,426
127	[1]	Semtech Corp.	3,378
38,888		Symantec Corp.	938,367
8,714	[1]	Synopsys, Inc.	516,653
4,845		TE Connectivity Ltd.	307,997
2,921		Texas Instruments, Inc.	203,126
5,340	[1]	TiVo, Inc.	56,657
3,609		Travelport Worldwide Ltd.	49,552
12,209	[1]	Trimble Navigation Ltd.	334,527
899	[1]	Ubiquiti Networks, Inc.	46,209
897	[1]	Universal Display Corp.	51,658
6,338	[1]	VMware, Inc., Class A	464,766
12,417	[1]	Vantiv, Inc.	667,290
1,317	[1]	Verint Systems, Inc.	44,936
602		Viavi Solutions, Inc.	4,684
4,590		Visa, Inc., Class A	371,331
4,521		Vishay Intertechnology, Inc.	64,017
2,333	[1]	Web.com Group, Inc.	40,734
612	[1]	WebMd Health Corp.	31,561
155,602	[1]	Zynga, Inc.	424,793
		TOTAL	29,589,776
		Materials—2.0%
4,942	[1]	AK Steel Holding Corp.	22,041
2,755		Air Products & Chemicals, Inc.	428,733
91,468		ArcelorMittal	540,177
5,663		Avery Dennison Corp.	438,543
881		BASF SE	71,645
4,904		Barrick Gold Corp.	83,354
2,023	[1]	Boise Cascade Co.	53,083
4,828		Cabot Corp.	240,724
1,318	[1]	Chemtura Corp.	39,527
3,304		Commercial Metals Corp.	51,278
4,126	[2,3]	Covestro AG	214,905
8,294	[1]	Crown Holdings, Inc.	449,784
14		Dow Chemical Co.	751

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
906		EMS-Chemie Holdings AG	$482,264
3,707		Eagle Materials, Inc.	297,932
5,032		Ferroglobe PLC	41,514
15	[1]	Flotek Industries, Inc.	232
160,369		Fortescue Metals Group Ltd.	586,053
20		Givaudan SA	41,348
1,417		Greif, Inc., Class A	60,407
2,743	[1]	Headwaters, Inc.	49,731
2,322		James Hardie Industries PLC	37,728
41,700		Kuraray Co. Ltd.	596,479
1,940		Martin Marietta Materials	355,078
15,186		Mondi PLC	308,948
490		Newmarket Corp.	212,635
1,490		PPG Industries, Inc.	157,761
1,977		Rio Tinto PLC	59,358
6,535		Sealed Air Corp.	307,995
3,082		Sherwin-Williams Co.	874,394
47		Sika AG	224,109
3,421		Stora Enso Oyj, Class R	30,169
1,931	[1]	Summit Materials, Inc., Class A	38,118
754	[1]	Syngenta AG-2ND LINE	328,275
23,700		Toyo Seikan Group Holdings Ltd.	439,830
884		Trinseo SA	51,148
16,959		UPM - Kymmene Oyj	340,310
701	[1]	US Concrete, Inc.	37,167
1,044		Umicore	61,663
2,016		Voest-alpine Stahl	66,734
1,227		Vulcan Materials Co.	139,718
91		Yara International ASA	3,232
		TOTAL	8,864,875
		Telecommunication Services—2.4%
30,151		AT&T, Inc.	1,232,573
8,729		BCE, Inc.	407,828
111,225		BT Group PLC	565,849
387		Cogent Communications Holdings, Inc.	13,754
54,184		Deutsche Telekom AG	904,033
307		Elisa Oyj	10,794
22,378	[1]	Globalstar, Inc.	34,910
344,095		HKT Trust and HKT Ltd.	473,457
203		Inteliquent, Inc.	3,378
7,000		KDDI Corp.	204,968
11,838		Koninklijke KPN NV	38,728
27,800		NTT DOCOMO, Inc.	702,134
13,800		Nippon Telegraph and Telephone Corp.	604,383
25,452		Orange SA	389,511
14,128		Rogers Communications, Inc., Class B	605,024
4,325	[1]	SBA Communications, Corp.	493,699
303		Shenandoah Telecommunications Co.	7,793
56,925	[1]	Sprint Corp.	351,797

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
169,600		StarHub Ltd.	$454,953
3,051	[1]	T-Mobile USA, Inc.	141,383
50,186		Telefonica SA	507,201
67,527	[1]	Telia Co. AB	304,795
113,198		Telstra Corp. Ltd.	446,448
20,557		Verizon Communications	1,075,748
265,268		Vodafone Group PLC	800,417
3,210	[1]	Vonage Holdings Corp.	20,219
212	[1]	Windstream Holdings, Inc.	1,804
		TOTAL	10,797,581
		Utilities—2.5%
1,490		AGL Energy, Ltd.	20,776
1,286		American States Water Co.	50,128
1,956	[1]	Atlantica Yield PLC	36,988
9,935		Avangrid, Inc.	413,296
1,021		Black Hills Corp.	59,739
10,254		CMS Energy Corp.	430,360
8,598		CenterPoint Energy, Inc.	193,197
14,972		E.On SE	138,019
38,444		Electricite De France	492,946
16,917		Enagas SA	497,659
84,647		Enel S.p.A	372,899
43,078		Engie	688,376
11,274		Exelon Corp.	383,316
1,922		Fortis, Inc.	60,456
337,500	[2,3]	HK Electric Investments Ltd.	316,282
8,883		Hawaiian Electric Industries, Inc.	266,579
115,684		Iberdrola SA	762,272
859		Idacorp, Inc.	65,344
3,006		NRG Yield, Inc.	50,621
44,213		National Grid PLC	609,350
97		New Jersey Resources Corp.	3,263
1,014		ONE Gas, Inc.	62,087
14,436		PPL Corp.	502,084
7,657		Piedmont Natural Gas, Inc.	460,186
53,000		Power Assets Holdings Ltd.	506,878
10,118		Public Service Enterprises Group, Inc.	432,646
6,613		Questar Corp.	165,391
213	[1]	Red Electrica Corporacion SA	4,591
17,340		SSE PLC	343,014
3,439		Sempra Energy	359,823
8,218		Severn Trent	257,445
98,598		Snam Rete Gas S.p.A	547,365
31,329		Suez	475,211
102,687		Terna S.p.A	531,339
13,000	[1]	Tokyo Electric Power Co. Holdings, Inc.	52,445
20,403		United Utilities PLC	260,841
898		WGL Holdings, Inc.	56,430

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
8,468		Westar Energy, Inc.	$465,232
		TOTAL	11,394,874
		TOTAL COMMON STOCKS (IDENTIFIED COST $211,239,661)	231,316,536
		ASSET-BACKED SECURITIES—0.2%
$150,000		American Express Credit Account Master Trust 2014-1, Class A, 0.878%, 12/15/2021	150,314
284,787		AmeriCredit Automobile Receivables Trust 2015-1, Class A3, 1.260%, 11/08/2019	284,617
300,000	[2,3]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.448%, 06/15/2028	300,371
150,000		Navient Student Loan Trust 2014-1, Class A2, 0.834%, 03/27/2023	149,378
160,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	162,281
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,044,735)	1,046,961
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
159,142		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	162,961
580,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	598,693
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $759,719)	761,654
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 06/15/2049	264,649
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	230,684
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 09/10/2058	222,004
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	479,985
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	55,590
400,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	439,242
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	108,442
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,744,174)	1,800,596
		CORPORATE BONDS—7.4%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	356,403
50,000		RPM International, Inc., 6.500%, 02/15/2018	53,354
285,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/01/2045	305,212
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,716
250,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/01/2025	256,575
		TOTAL	988,260
		Basic Industry - Metals & Mining—0.1%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	102,974
300,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	334,205
		TOTAL	437,179
		Basic Industry - Paper—0.0%
150,000	[1,4,6]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	195,833
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	63,225
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	84,609
		TOTAL	343,667
		Capital Goods - Building Materials—0.1%
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	139,750

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$185,000		Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	$199,153
		TOTAL	338,903
		Capital Goods - Diversified Manufacturing—0.2%
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	42,972
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	112,875
200,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	200,432
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	112,454
300,000		Valmont Industries, Inc., 5.250%, 10/01/2054	286,924
		TOTAL	755,657
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	122,270
		Communications - Cable & Satellite—0.1%
200,000	[2,3]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 4.908%, 07/23/2025	220,909
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	23,127
		TOTAL	244,036
		Communications - Media & Entertainment—0.3%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	122,064
310,000	[2,3]	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	329,604
120,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	130,257
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	84,015
350,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	373,509
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	207,837
		TOTAL	1,247,286
		Communications - Telecom Wireless—0.0%
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	189,055
		Communications - Telecom Wirelines—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	335,594
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	16,350
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	222,471
		TOTAL	574,415
		Consumer Cyclical - Automotive—0.2%
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	285,621
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	71,643
200,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	204,052
265,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	269,422
200,000		Magna International, Inc., 3.625%, 6/15/2024	210,361
		TOTAL	1,041,099
		Consumer Cyclical - Lodging—0.1%
220,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.850%, 03/15/2026	245,146
		Consumer Cyclical - Retailers—0.3%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	108,208
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	312,689
124,546	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	137,735
200,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	205,303
110,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	120,477
140,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	149,485
300,000		Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	313,064
120,000		Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	121,674

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$50,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	$54,709
		TOTAL	1,523,344
		Consumer Cyclical - Services—0.1%
250,000	[2,3]	Expedia, Inc., Series 144A, 5.000%, 02/15/2026	264,211
250,000		Visa, Inc., Sr. Unsecd. Note, 1.200%, 12/14/2017	250,551
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	138,987
		TOTAL	653,749
		Consumer Non-Cyclical - Food/Beverage—0.1%
250,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	272,363
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	131,576
150,000		PepsiCo, Inc., 2.750%, 4/30/2025	157,192
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	84,774
		TOTAL	645,905
		Consumer Non-Cyclical - Health Care—0.0%
50,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	53,219
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
300,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 05/14/2020	307,127
250,000		Eli Lilly & Co., 3.700%, 03/01/2045	272,885
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	97,692
		TOTAL	677,704
		Consumer Non-Cyclical - Products—0.1%
270,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	295,080
		Consumer Non-Cyclical - Tobacco—0.3%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	29,319
700,000		Philip Morris International, Sr. Unsecd. Note, Series EMTN, 2.875%, 03/03/2026	935,548
400,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	523,694
		TOTAL	1,488,561
		Energy - Independent—0.2%
100,000		Apache Corp., 4.250%, 01/15/2044	98,372
375,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	378,433
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	210,641
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	29,815
		TOTAL	717,261
		Energy - Integrated—0.2%
135,000		BP Capital Markets PLC, 3.119%, 5/04/2026	139,546
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	158,432
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	105,831
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	46,350
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	106,510
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	156,000
85,000		Shell International Financial, Sr. Unsecd. Note, 4.000%, 05/10/2046	89,295
		TOTAL	801,964
		Energy - Midstream—0.3%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	325,073
350,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	337,115
230,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	242,381
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	96,290
100,000		Williams Partners LP, 4.900%, 1/15/2045	95,496

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$300,000		Williams Partners LP, 5.100%, 09/15/2045	$295,171
		TOTAL	1,391,526
		Energy - Oil Field Services—0.1%
140,000		Halliburton Co., Sr. Unsecd. Note, 3.800%, 11/15/2025	144,968
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	99,031
250,000	[2,3]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	273,125
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	70,750
		TOTAL	587,874
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	230,286
25,000		Valero Energy Corp., 9.375%, 03/15/2019	29,582
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	117,580
		TOTAL	377,448
		Financial Institution - Banking—1.2%
350,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	356,117
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	355,938
250,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	261,467
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	118,159
355,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	370,160
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	312,958
180,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	188,380
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	306,230
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	258,680
150,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	158,437
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,502
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	342,563
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	415,984
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,805
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	63,130
100,000		J.P. Morgan Chase & Co., 6.750%, 01/29/2049	112,896
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	51,650
300,000		Morgan Stanley, Sr. Unsecd. Note, 1.874%, 01/27/2020	302,574
60,000,000		Rabobank Nederland NV, Utrecht, Series EMTN, 1.850%, 4/12/2017	586,114
162,039	[2,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	76,745
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	83,024
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	238,637
135,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	154,877
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	44,110
		TOTAL	5,408,137
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	150,580
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	109,061
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	244,037
70,000	[2,3]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	73,797
		TOTAL	577,475
		Financial Institution - Finance Companies—0.0%
210,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	218,400

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—0.1%
$315,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	$321,421
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	63,034
		TOTAL	384,455
		Financial Institution - Insurance - Life—0.3%
100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	137,218
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	398,335
325,000	[2,3]	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	326,847
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	16,125
100,000	[2,3]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	101,027
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	218,351
		TOTAL	1,197,903
		Financial Institution - Insurance - P&C—0.1%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	80,429
140,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	148,853
300,000	[2,3]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	381,198
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	48,229
		TOTAL	658,709
		Financial Institution - REIT - Apartment—0.2%
220,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	236,124
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	315,778
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	140,887
		TOTAL	692,789
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	105,416
		Financial Institution - REIT - Office—0.1%
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	317,993
		Financial Institution - REIT - Other—0.1%
200,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	206,048
40,000		Liberty Property LP, 6.625%, 10/01/2017	41,995
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	105,709
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	167,615
		TOTAL	521,367
		Financial Institution - REIT - Retail—0.0%
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	31,471
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	67,158
		Municipal Services—0.1%
138,677	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	169,267
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	118,863
		TOTAL	288,130
		Sovereign—0.1%
255,000	[2,3]	Australia, Government of, Sr. Unsecd. Note, 4.000%, 06/21/2019	203,704
30,000,000		KfW, 2.050%, 02/16/2026	350,422
		TOTAL	554,126
		Technology—0.6%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	316,693
100,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 08/04/2046	103,918
50,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	52,965

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$270,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	$295,127
320,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	343,659
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	125,811
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	107,203
210,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	241,288
150,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	156,870
300,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	312,329
380,000	[2,3]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	385,659
70,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	77,454
		TOTAL	2,518,976
		Transportation - Railroads—0.1%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	157,160
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	62,100
135,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	142,032
		TOTAL	361,292
		Transportation - Services—0.2%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	78,899
62,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	67,001
100,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	100,855
335,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	346,744
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	101,499
		TOTAL	694,998
		Utility - Electric—0.6%
130,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	139,583
300,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.500%, 12/01/2045	353,113
120,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	119,677
190,000	[2,3]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 4.750%, 06/15/2046	210,054
270,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	286,235
300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	316,441
9,511	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	9,782
100,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	115,171
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	304,149
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	148,083
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	203,483
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	420,327
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	45,319
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	145,486
		TOTAL	2,816,903
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	207,133
300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	318,169
		TOTAL	525,302
		TOTAL CORPORATE BONDS (IDENTIFIED COST $32,167,597)	33,681,608
		MORTGAGE-BACKED SECURITIES—0.0%
2,428		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	2,851
1,603		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	1,915
3,324		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	3,831
2,241		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	2,589

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$1,233		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	$1,422
2,673		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	3,084
4,514		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	4,681
751		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	780
3,650		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	4,260
2,809		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	3,240
9,909		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	11,370
3,273		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	3,355
4,012		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	4,113
6,472		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	7,434
11,024		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	12,389
6,374		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	6,607
1,005		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,196
433		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	510
4,188		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	4,923
1,639		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	1,733
64		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	68
9,814		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	11,283
4,102		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	4,715
4,084		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	4,628
7,754		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	8,631
9,236		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	11,014
4,744		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	5,655
11,530		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	13,557
18,086		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	21,322
507		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	569
2,252		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,690
2,026		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	2,316
369		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	441
203		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	238
5,369		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	6,360
4,070		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	4,739
559		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	640
5,855		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	6,847
4,117		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	4,777
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $169,704)	192,773
		FOREIGN GOVERNMENTS/AGENCIES—8.7%
		Sovereign—8.7%
700,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.75%, 11/21/2027	569,572
500,000		Belgium, Government of, Series 68, 2.25%, 6/22/2023	655,222
680,000	[2,3]	Belgium, Government of, Series 74, 0.8%, 6/22/2025	810,840
200,000		Canada, Government of, Bond, 3.25%, 6/01/2021	171,179
536,000		France, Government of, 0.5%, 05/25/2025	622,663
840,000		France, Government of, 3.25%, 10/25/2021	1,114,078
700,000		France, Government of, Bond, 4.500%, 04/25/2041	1,413,130
1,670,000		Germany, Government of, 1.75%, 2/15/2024	2,165,887
600,000		Germany, Government of, Unsecd. Note, 1%, 8/15/2024	741,929
650,000		Italy, Government of, 2.15%, 12/15/2021	793,606
200,000		Italy, Government of, 2.5%, 5/01/2019	237,994

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
1,000,000		Italy, Government of, 3.75%, 5/01/2021	$1,297,406
220,000		Italy, Government of, 4.25%, 3/01/2020	281,484
2,200,000		Italy, Government of, 4.5%, 5/01/2023	3,079,319
58,000	[2,3]	Italy, Government of, Unsecd. Note, 3.25%, 9/01/2046	80,513
270,000,000		Japan, Government of, Series 313, 1.3%, 3/20/2021	2,784,446
170,000,000		Japan, Government of, Series 65, 1.9%, 12/20/2023	1,893,241
170,000,000		Japan, Government of, Series 87, 2.2%, 3/20/2026	2,001,388
247,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.1%, 12/20/2029	3,035,738
225,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.3%, 06/20/2035	2,576,654
100,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.7%, 9/20/2044	1,296,738
50,000,000		Japan, Government of, Sr. Unsecd. Note, Series 94, 2.1%, 3/20/2027	592,384
30,000		Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	41,700
850,000	[2,3]	Netherlands, Government of, 1.75%, 7/15/2023	1,085,349
1,235,000		Spain, Government of, 2.75%, 4/30/2019	1,481,283
510,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	616,552
760,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	978,288
400,000	[2,3]	Spain, Government of, Sr. Unsub., 4.0%, 4/30/2020	511,322
4,600,000		Sweden, Government of, Series 1059, 1.0%, 11/12/2026	585,719
1,410,000		United Kingdom, Government of, 1.75%, 9/07/2022	2,011,236
1,670,000		United Kingdom, Government of, 2.75%, 9/07/2024	2,589,337
180,000		United Kingdom, Government of, 3.25%, 1/22/2044	343,748
400,000		United Kingdom, Government of, 4.25%, 12/07/2027	723,913
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $37,342,832)	39,183,858
		MUNICIPAL BOND—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	117,760
		U.S. TREASURY—2.6%
1,029,170		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,038,316
406,524		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	415,385
507,155		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	528,387
225,000		United States Treasury Bond, 2.500%, 2/15/2046	237,702
503,000		United States Treasury Bond, 3.000%, 11/15/2045	586,022
6,800,000		United States Treasury Note, 0.750%, 2/28/2018	6,797,145
500,000		United States Treasury Note, 0.750%, 7/31/2018	499,445
600,000		United States Treasury Note, 0.875%, 5/31/2018	600,727
950,000		United States Treasury Note, 1.625%, 5/15/2026	952,699
		TOTAL U.S. TREASURY (IDENTIFIED COST $11,527,885)	11,655,828
		EXCHANGE-TRADED FUND—6.5%
657,964		iShares Core MSCI Emerging Markets ETF (IDENTIFIED COST $30,553,755)	29,220,181
		PURCHASED PUT OPTION—0.0%
3,300,000		Citibank USD PUT/MXN CALL (Put-Option) Strike Price: $18.00; Expiration Date: 11/22/2016 (IDENTIFIED COST $42,927)	25,796
		INVESTMENT COMPANIES—19.3%[5]
4,307,934		Emerging Markets Core Fund	44,716,353
286,092		Federated Bank Loan Core Fund	2,872,364

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued[5]
3,260,376	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[7]	$3,260,376
2,503,387	Federated Mortgage Core Portfolio	25,159,043
472,560	Federated Project and Trade Finance Core Fund	4,404,257
1,076,648	High Yield Bond Portfolio	6,804,416
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $81,464,639)	87,216,809
	TOTAL INVESTMENTS—96.4% (IDENTIFIED COST $408,147,628)[8]	436,220,360
	OTHER ASSETS AND LIABILITIES - NET—3.6%[9]	16,489,931
	TOTAL NET ASSETS—100%	$452,710,291
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Canada 10-Year Bond Short Futures	118	$13,206,390	December 2016	$(62,214)
[1]Euro BTP Short Futures	64	$10,387,072	September 2016	$8,353
[1]Euro BUND Short Futures	10	$1,867,041	September 2016	$1,199
1FTSE 100 Index Short Futures	223	$19,871,600	September 2016	$228,186
1FTSE JSE Top 40 Short Futures	485	$15,266,845	September 2016	$(37,601)
1FTSE/MIB Index Short Futures	53	$5,006,776	September 2016	$(137,556)
1IBEX 35 Index Short Futures	81	$7,882,623	September 2016	$(121,474)
[1]Long GILT Short Futures	100	$17,271,854	December 2016	$(52,369)
1MSCI Singapore IX ETS Short Futures	1,029	$23,443,180	September 2016	$496,884
1OMXS 30 Index Short Futures	303	$5,018,056	September 2016	$(69,480)
1SPI 200 Short Futures	224	$22,768,967	September 2016	$343,421
1TOPIX Index Short Futures	2	$257,189	September 2016	$(6,541)
[1]United States Treasury Notes 10-Year Short Futures	46	$6,022,406	December 2016	$15,349
[1]Amsterdam Index Long Futures	131	$13,276,825	September 2016	$123,918
[1]Australia 10-Year Bond Long Futures	224	$23,214,053	September 2016	$91,434
1BIST 30 Long Futures	104	$331,610	October 2016	$(5,294)
1CAC 40 10 Euro Long Futures	23	$1,138,585	September 2016	$7,705
1DAX Index Long Futures	54	$15,977,904	September 2016	$27,816
[1]Hang Seng Index Long Futures	113	$16,699,712	September 2016	$116,581
[1]Japan 10-Year Bond Long Futures	8	$11,707,147	September 2016	$(19,593)
1KOSPI2 Index Long Futures	21	$2,415,471	September 2016	$(1,469)
1MSCI Taiwan Index Long Futures	264	$8,851,920	September 2016	$(31,498)
1S&P 500 E-Mini Long Futures	123	$13,342,425	September 2016	$(46,824)
1S&P/TSX 60 Index Long Futures	168	$21,780,814	September 2016	$(34,949)
1SGX Nifty 50 Long Futures	638	$11,285,582	September 2016	$225,570
[1]Swiss Market Index Long Futures	114	$9,482,324	September 2016	$68,462
[1]United States Treasury Notes 2-Year Long Futures	33	$7,204,313	December 2016	$ (3,685)
[1]United States Treasury Notes 10-Year Long Futures	58	$7,593,469	December 2016	$12,553
[1]United States Ultra Bond Long Futures	21	$3,936,844	December 2016	$15,678
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,152,562
The average notional value of long and short futures contracts held by the Fund throughout the period was $104,775,899 and $94,081,865, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/1/2016	JPMorgan Chase	5,641,500 AUD	$4,292,999	$(53,129)
9/1/2016	JPMorgan Chase	7,819,000 CAD	$6,052,037	$(89,707)
9/1/2016	JPMorgan Chase	15,035,500 CHF	$15,450,385	$(163,414)
9/1/2016	JPMorgan Chase	16,283,000 EUR	$18,410,683	$(247,808)
9/1/2016	JPMorgan Chase	12,234,000 GBP	$15,786,239	$278,831
9/1/2016	JPMorgan Chase	612,000,000 JPY	$6,048,006	$(132,962)
9/1/2016	JPMorgan Chase	56,401,000 MXN	$3,083,081	$(84,089)
9/1/2016	JPMorgan Chase	43,803,500 NOK	$5,333,056	$(76,268)
9/1/2016	JPMorgan Chase	15,372,000 NZD	$11,076,084	$77,838
9/1/2016	JPMorgan Chase	75,327,000 SEK	$8,910,546	$(111,331)
9/1/2016	JPMorgan Chase	17,140,000 SGD	$12,755,729	$(175,450)
9/8/2016	JPMorgan Chase	5,334,000 AUD	$4,020,472	$(12,297)
9/8/2016	JPMorgan Chase	5,047,500 CAD	$3,875,632	$(26,545)
9/8/2016	JPMorgan Chase	16,937,000 CHF	$17,608,916	$(383,839)
9/8/2016	JPMorgan Chase	19,670,500 EUR	$21,965,790	$(19,774)
9/8/2016	JPMorgan Chase	15,571,000 GBP	$20,417,083	$31,834
9/8/2016	JPMorgan Chase	724,548,000 JPY	$7,208,733	$(204,843)
9/8/2016	Barclays Bank PLC	4,006,577,650 KRW	$3,606,930	$(13,725)
9/8/2016	Barclays Bank PLC	8,650,980,000 KRW	$7,788,063	$(29,634)
9/8/2016	JPMorgan Chase	58,518,000 MXN	$3,142,503	$(32,695)
9/8/2016	JPMorgan Chase	73,304,000 MXN	$3,936,533	$(40,956)
9/8/2016	JPMorgan Chase	51,984,000 NOK	$6,309,341	$(70,830)
9/8/2016	JPMorgan Chase	13,421,000 NZD	$9,741,224	$(5,363)
9/8/2016	JPMorgan Chase	15,432,500 SEK	$1,841,629	$(38,472)
9/8/2016	JPMorgan Chase	2,495,000 SGD	$1,846,965	$(15,716)
9/12/2016	JPMorgan Chase	1,150,000 AUD	1,155,233 CAD	$(16,898)
9/12/2016	JPMorgan Chase	1,350,000 AUD	1,356,143 CAD	$(19,836)
9/12/2016	JPMorgan Chase	1,200,000 AUD	7,641,914 NOK	$(15,462)
9/12/2016	JPMorgan Chase	1,300,000 AUD	8,201,914 NOK	$(7,531)
9/12/2016	JPMorgan Chase	2,500,000 AUD	16,015,054 NOK	$(43,542)
9/12/2016	JPMorgan Chase	1,696,746 CAD	1,800,000 NZD	$(11,618)
9/12/2016	JPMorgan Chase	1,304,776 CAD	$1,000,000	$(4,993)
9/12/2016	JPMorgan Chase	4,562,034 CAD	$3,500,000	$(21,044)
9/12/2016	Morgan Stanley	350,962,560 JPY	28,800,000 NOK	$(63,052)
9/12/2016	JPMorgan Chase	79,815,325 JPY	$780,000	$(8,321)
9/12/2016	JPMorgan Chase	86,872,416 JPY	$800,000	$39,909
9/12/2016	Morgan Stanley	167,141,253 JPY	$1,583,272	$32,701
9/12/2016	JPMorgan Chase	185,006,003 JPY	$1,820,000	$(31,305)
9/12/2016	JPMorgan Chase	248,939,955 JPY	$2,250,000	$156,828
9/12/2016	JPMorgan Chase	348,936,910 JPY	$3,500,000	$(126,371)
9/12/2016	JPMorgan Chase	849,318,375 JPY	$7,500,000	$711,470
9/12/2016	JPMorgan Chase	27,405,279 MXN	$1,500,000	$(44,151)
9/12/2016	JPMorgan Chase	27,521,229 MXN	$1,500,000	$(37,991)
9/12/2016	JPMorgan Chase	14,351,347 NOK	$1,750,000	$(27,706)
9/12/2016	Bank of America N.A.	30,829,500 NOK	$3,600,000	$99,825
9/12/2016	JPMorgan Chase	610,000 NZD	3,604,935 NOK	$9,807
9/12/2016	JPMorgan Chase	1,190,000 NZD	7,131,823 NOK	$7,221
9/12/2016	JPMorgan Chase	2,450,000 NZD	$1,770,682	$6,300
9/12/2016	Barclays Bank PLC	2,450,000 NZD	$1,785,585	$(8,603)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
9/12/2016	JPMorgan Chase	14,714,547 SEK	$1,750,000	$(30,391)
9/13/2016	JPMorgan Chase	700,632 SGD	$520,000	$(5,765)
9/13/2016	JPMorgan Chase	1,048,297 SGD	$780,000	$(10,594)
9/13/2016	JPMorgan Chase	1,744,340 SGD	$1,300,000	$(19,727)
9/14/2016	JPMorgan Chase	19,353,671 MXN	$1,043,332	$(15,399)
9/15/2016	JPMorgan Chase	3,711,907 AUD	$2,797,000	$(8,208)
9/15/2016	JPMorgan Chase	12,593,500 CHF	$12,861,796	$(48,418)
9/15/2016	JPMorgan Chase	1,413,000 GBP	$1,848,177	$7,812
9/15/2016	JPMorgan Chase	20,522,000 NOK	$2,466,906	$(4,056)
9/15/2016	JPMorgan Chase	9,368,000 NZD	$6,769,120	$24,621
9/15/2016	JPMorgan Chase	15,638,500 SEK	$1,842,494	$(14,620)
9/15/2016	JPMorgan Chase	2,515,000 SGD	$1,846,880	$(985)
9/19/2016	JPMorgan Chase	1,691,146 CAD	1,800,000 NZD	$(15,458)
9/19/2016	JPMorgan Chase	1,932,523 DKK	260,000 EUR	$(360)
9/19/2016	Morgan Stanley	2,385,000 EUR	22,677,057 SEK	$11,107
9/19/2016	Barclays Bank PLC	3,900,000 EUR	37,097,190 SEK	$16,383
9/19/2016	JPMorgan Chase	1,080,000 EUR	$1,228,851	$(23,316)
9/19/2016	JPMorgan Chase	1,320,000 EUR	$1,457,619	$15,813
9/19/2016	JPMorgan Chase	3,127,674 EUR	$3,453,755	$37,469
9/19/2016	JPMorgan Chase	5,000,000 EUR	$5,634,217	$(53,034)
9/19/2016	JPMorgan Chase	109,109 GBP	$159,135	$(15,803)
9/19/2016	JPMorgan Chase	110,241 GBP	$160,787	$(15,968)
9/19/2016	JPMorgan Chase	153,304 GBP	$223,594	$(22,205)
9/19/2016	JPMorgan Chase	206,703 GBP	$301,476	$(29,940)
9/19/2016	JPMorgan Chase	215,164 GBP	$313,817	$(31,165)
9/19/2016	JPMorgan Chase	376,537 GBP	$549,179	$(54,539)
9/19/2016	JPMorgan Chase	628,942 GBP	$917,311	$(91,099)
9/19/2016	Citibank N.A.	1,250,000 GBP	$1,831,838	$(189,768)
9/19/2016	JPMorgan Chase	1,700,000 GBP	$2,229,318	$3,897
9/19/2016	JPMorgan Chase	1,750,000 GBP	$2,546,834	$(247,936)
9/19/2016	Citibank N.A.	10,826,953 SEK	$1,300,000	$(34,248)
9/19/2016	Citibank N.A.	22,305,051 SEK	$2,700,000	$(92,373)
9/20/2016	Barclays Bank PLC	4,500,000 EUR	543,132,000 JPY	$(230,038)
9/20/2016	JPMorgan Chase	47,115,426 JPY	300,000 GBP	$61,607
9/20/2016	JPMorgan Chase	54,291,300 JPY	$500,000	$25,122
9/20/2016	JPMorgan Chase	91,058,751 JPY	$900,000	$(19,253)
9/20/2016	JPMorgan Chase	91,770,543 JPY	$900,000	$(12,368)
9/20/2016	JPMorgan Chase	238,983,030 JPY	$2,250,000	$61,515
9/20/2016	JPMorgan Chase	383,730,585 JPY	$3,500,000	$211,557
10/11/2016	Citibank N.A.	5,866,460,000 KRW	$5,210,000	$50,578
11/2/2016	BNP Paribas SA	6,939,900 NOK	1,100,000 SGD	$25,689
Contracts Sold:
9/1/2016	JPMorgan Chase	5,641,500 AUD	$4,321,883	$82,012
9/1/2016	JPMorgan Chase	76,838 CAD	$59,511	$919
9/1/2016	JPMorgan Chase	7,742,162 CAD	$6,000,000	$96,262
9/1/2016	JPMorgan Chase	15,035,500 CHF	$15,626,234	$339,263
9/1/2016	JPMorgan Chase	16,283,000 EUR	$18,197,555	$34,679
9/1/2016	JPMorgan Chase	12,234,000 GBP	$16,039,661	$(25,408)
9/1/2016	JPMorgan Chase	612,000,000 JPY	$6,087,647	$172,603
9/1/2016	JPMorgan Chase	56,401,000 MXN	$3,101,126	$102,134
9/1/2016	JPMorgan Chase	43,803,500 NOK	$5,316,364	$59,576

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
9/1/2016	JPMorgan Chase	15,372,000 NZD	$11,160,808	$6,887
9/1/2016	JPMorgan Chase	16,430,116 SEK	$1,960,051	$40,791
9/1/2016	JPMorgan Chase	58,896,884 SEK	$7,000,000	$120,045
9/1/2016	JPMorgan Chase	3,631,510 SGD	$2,688,094	$22,668
9/1/2016	JPMorgan Chase	13,508,490 SGD	$10,000,000	$85,148
9/8/2016	JPMorgan Chase	5,334,000 AUD	$4,058,189	$50,014
9/8/2016	JPMorgan Chase	5,047,500 CAD	$3,908,205	$59,118
9/8/2016	JPMorgan Chase	3,906,170 CHF	$4,000,000	$27,391
9/8/2016	JPMorgan Chase	13,030,830 CHF	$13,303,113	$50,645
9/8/2016	JPMorgan Chase	19,670,500 EUR	$22,246,442	$300,427
9/8/2016	JPMorgan Chase	2,571,000 GBP	$3,362,392	$(14,024)
9/8/2016	JPMorgan Chase	13,000,000 GBP	$17,055,515	$(16,986)
9/8/2016	JPMorgan Chase	724,548,000 JPY	$7,108,047	$104,156
9/8/2016	Barclays Bank PLC	4,006,577,650 KRW	$3,511,000	$(82,205)
9/8/2016	Barclays Bank PLC	8,650,980,000 KRW	$7,800,000	$41,572
9/8/2016	JPMorgan Chase	58,518,000 MXN	$3,196,639	$86,831
9/8/2016	JPMorgan Chase	73,304,000 MXN	$4,000,000	$104,423
9/8/2016	JPMorgan Chase	22,139,981 NOK	$2,661,293	$4,312
9/8/2016	JPMorgan Chase	29,844,019 NOK	$3,600,000	$18,471
9/8/2016	JPMorgan Chase	3,000,000 NZD	$2,168,995	$(7,265)
9/8/2016	JPMorgan Chase	10,421,000 NZD	$7,531,949	$(27,652)
9/8/2016	JPMorgan Chase	15,432,500 SEK	$1,817,606	$14,449
9/8/2016	JPMorgan Chase	2,495,000 SGD	$1,832,194	$946
9/12/2016	JPMorgan Chase	1,150,000 AUD	1,140,377 CAD	$5,569
9/12/2016	JPMorgan Chase	1,350,000 AUD	1,340,113 CAD	$7,613
9/12/2016	JPMorgan Chase	5,000,000 AUD	32,039,734 NOK	$88,239
9/12/2016	JPMorgan Chase	1,301,880 CAD	$1,000,000	$7,201
9/12/2016	JPMorgan Chase	4,556,581 CAD	$3,500,000	$25,203
9/12/2016	Morgan Stanley	352,900,800 JPY	28,800,000 NOK	$44,313
9/12/2016	JPMorgan Chase	84,890,368 JPY	$800,000	$(20,746)
9/12/2016	JPMorgan Chase	136,001,307 JPY	$1,300,000	$(14,902)
9/12/2016	JPMorgan Chase	239,169,060 JPY	$2,250,000	$(62,360)
9/12/2016	JPMorgan Chase	239,934,105 JPY	$2,250,000	$(69,756)
9/12/2016	JPMorgan Chase	244,425,307 JPY	$2,250,000	$(113,179)
9/12/2016	JPMorgan Chase	265,427,292 JPY	$2,600,000	$33,768
9/12/2016	Morgan Stanley	324,349,375 JPY	$3,062,500	$(73,409)
9/12/2016	JPMorgan Chase	335,747,400 JPY	$3,000,000	$(246,109)
9/12/2016	JPMorgan Chase	351,823,325 JPY	$3,500,000	$98,464
9/12/2016	JPMorgan Chase	27,317,400 MXN	$1,500,000	$48,819
9/12/2016	JPMorgan Chase	27,345,068 MXN	$1,500,000	$47,349
9/12/2016	JPMorgan Chase	14,419,621 NOK	$1,750,000	$19,512
9/12/2016	Bank of America N.A.	30,971,880 NOK	$3,600,000	$(116,911)
9/12/2016	JPMorgan Chase	1,800,000 NZD	10,761,641 NOK	$(14,041)
9/12/2016	Barclays Bank PLC	4,900,000 NZD	$3,541,083	$(12,880)
9/12/2016	JPMorgan Chase	14,598,037 SEK	$1,750,000	$44,007
9/13/2016	JPMorgan Chase	3,495,110 SGD	$2,600,000	$34,735
9/14/2016	JPMorgan Chase	19,353,671 MXN	$1,000,000	$(27,933)
9/15/2016	JPMorgan Chase	5,091,500 CAD	$3,909,416	$26,635
9/15/2016	JPMorgan Chase	21,153,000 EUR	$23,627,021	$19,639
9/15/2016	JPMorgan Chase	510,489,700 JPY	$5,000,000	$63,665
9/15/2016	JPMorgan Chase	752,323,391 JPY	$7,369,000	$94,181

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
9/15/2016	JPMorgan Chase	1,019,110,700 JPY	$10,000,000	$145,400
9/15/2016	JPMorgan Chase	123,115,000 MXN	$6,607,124	$68,718
9/19/2016	JPMorgan Chase	1,335,000 EUR	12,389,008 SEK	$(41,808)
9/19/2016	JPMorgan Chase	3,500,000 EUR	32,608,777 SEK	$(94,618)
9/19/2016	Barclays Bank PLC	3,900,000 EUR	36,882,963 SEK	$(41,428)
9/19/2016	JPMorgan Chase	3,900,000 EUR	37,065,149 SEK	$(20,129)
9/19/2016	Citibank N.A.	1,080,000 EUR	$1,222,843	$17,307
9/19/2016	Citibank N.A.	1,320,000 EUR	$1,494,586	$21,154
9/19/2016	JPMorgan Chase	5,000,000 EUR	$5,695,309	$114,126
9/19/2016	JPMorgan Chase	1,700,000 GBP	$2,225,569	$(7,646)
9/19/2016	JPMorgan Chase	1,800,000 GBP	$2,650,066	$285,486
9/19/2016	Citibank N.A.	3,000,000 GBP	$4,408,896	$467,928
9/19/2016	Morgan Stanley	33,178,600 SEK	$4,000,000	$121,173
9/20/2016	JPMorgan Chase	52,326 EUR	6,104,562 JPY	$635
9/20/2016	JPMorgan Chase	4,447,674 EUR	519,084,034 JPY	$55,849
9/20/2016	JPMorgan Chase	40,329,387 JPY	300,000 GBP	$4,030
9/20/2016	JPMorgan Chase	53,550,000 JPY	$500,000	$(17,952)
9/20/2016	JPMorgan Chase	90,615,420 JPY	$900,000	$23,541
9/20/2016	JPMorgan Chase	91,511,757 JPY	$900,000	$14,871
9/20/2016	Citibank N.A.	286,073,478 JPY	$2,700,000	$(66,988)
9/20/2016	JPMorgan Chase	382,609,290 JPY	$3,500,000	$(200,711)
9/22/2016	JPMorgan Chase	26,912,305 TRY	$9,059,000	$(160)
10/11/2016	Citibank N.A.	11,530,188,000 KRW	$10,260,000	$(79,361)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$709,734
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $38,326,801 and $3,885,682, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of purchased put options held by the Fund throughout the period was $12,323. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $10,012,580, which represented 2.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2016, these liquid restricted securities amounted to $9,935,835, which represented 2.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$157,264	$76,745
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated holdings and company.
Transactions involving affiliated companies during the period ended August 31, 2016, were as follows:
Affiliates	Balance of Shares Held 11/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2016	Value	Dividend Income
Dyax Corp., CVR	—	1,200	—	1,200	$1,332	$—

Transactions involving the affiliated holding during the period ended August 31, 2016, were as follows:
Affiliates	Balance of Shares Held 11/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2016	Value	Dividend Income/Allocated Investment Income
Emerging Markets Fixed Income Core Fund	1,324,502	59,452	(1,383,954)	—	$—	$1,547,936
Emerging Markets Core Fund	—	5,063,269	(755,335)	4,307,934	$44,716,353	$486,435
Federated Bank Loan Core Fund	334,858	116,954	(165,720)	286,092	$2,872,364	$101,586
Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[7]	—	221,170,431	(217,910,055)	3,260,376	$3,260,376	$18,266
Federated Mortgage Core Portfolio	1,919,615	769,709	(185,937)	2,503,387	$25,159,043	$474,678
Federated Project and Trade Finance Core Fund	1,526,203	15,876	(1,069,519)	472,560	$4,404,257	$148,115
High Yield Bond Portfolio	2,220,152	140,531	(1,284,035)	1,076,648	$6,804,416	$399,223
TOTAL OF AFFILIATED HOLDINGS	7,325,330	227,336,222	(222,754,555)	11,906,997	$87,216,809	$1,628,303
6	Issuer in default.
7	7-day net yield.
8	At August 31, 2016, the cost of investments for federal tax purposes was $408,147,628. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $28,072,732. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,661,278 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,588,546.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$121,339,387	$—	$1,332	$121,340,719
International	14,291,841	95,683,976	—	109,975,817
Debt Securities:
Asset-Backed Securities	—	1,046,961	—	1,046,961
Commercial Mortgage-Backed Security	—	761,654	—	761,654
Collateralized Mortgage Obligations	—	1,800,596	—	1,800,596
Corporate Bonds	—	33,604,863	76,745	33,681,608
Foreign Governments/Agencies	—	39,183,858		39,183,858
Mortgage-Backed Securities	—	192,773	—	192,773
Municipal Bond	—	117,760	—	117,760
U.S. Treasury	—	11,655,828	—	11,655,828
Exchange-Traded Fund	29,220,181	—	—	29,220,181
Purchased Put Option	—	25,796	—	25,796
Investment Companies[1]	3,260,376	—	—	87,216,809
TOTAL SECURITIES	$168,111,785	$184,074,065	$78,077	$436,220,360
Other Financial Instruments[2]
Assets	$1,783,109	$6,080,606	$—	$7,863,715
Liabilities	(630,547)	(5,370,872)	—	(6,001,419)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,152,562	$709,734	$—	$1,862,296
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $83,956,433 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
ETF	—Exchange - Traded Fund
EUR	—Euro
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
KRW	—South Korean Won
MBIA	—National Public Finance Guarantee Corp. (as restructured from MBIA Insurance Corp.)
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT(s)	—Real Estate Investment Trust(s)
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—United States Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016